Share-Based Compensation (Details) - Schedule of Stock-Based Option Activities - USD ($)		9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Schedule of Stock-Based Option Activities [Abstract]
Shares Outstanding, Ending balance (in Shares)	36,436	36,436
Weighted Average Fair Value Per Share, Outstanding, Ending balance	$ 24.8	$ 24.8
Weighted Average Exercise Price Per Share, Outstanding, Ending balance	$ 78.71	$ 78.71
Weighted Average Remaining Terms (in years), Outstanding, Ending balance	4 years 4 months 2 days	3 years 10 months 2 days
Aggregate Intrinsic Value, Ending balance (in Dollars)
Shares, Exercisable (in Shares)	36,436	36,436
Weighted Average Fair Value Per Share, Exercisable	$ 24.8	$ 24.8
Weighted Average Exercise Price Per Share, Exercisable	$ 78.71	$ 78.71
Weighted Average Remaining Terms (in years), Exercisable	4 years 4 months 2 days	3 years 10 months 2 days
Aggregate Intrinsic Value, Exercisable (in Dollars)
Shares, Granted (in Shares)
Weighted Average Fair Value Per Share, Granted
Weighted Average Exercise Price Per Share, Granted
Shares, Exercised (in Shares)
Weighted Average Fair Value Per Share, Exercised
Weighted Average Exercise Price Per Share, Exercised
Shares, Cancelled (in Shares)
Weighted Average Fair Value Per Share, Cancelled
Weighted Average Exercise Price Per Share, Cancelled